[Front Cover}

ANNUAL REPORT NOVEMBER 30, 2001




Oppenheimer Select Managers
Jennison Growth Fund


[LOGO] OPPENHEIMERFUNDS/R/
THE RIGHT WAY TO INVEST

[Inside Front Cover]

OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND


OBJECTIVE
OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND seeks long-term growth of capital.

NARRATIVE BY SPIROS "SIG" SEGALAS, KATHLEEN MCCARRAGHER AND MICHAEL DEL BALSO, PORTFOLIO MANAGERS

Since its inception on February 16, 2001 through the end of its fiscal year on November 30, 2001, the Fund produced negative returns, and underperformed its benchmark, the S&P 500 Index. Even prior to the September 11 events, it was an extremely volatile and difficult market environment, especially for the growth stocks in which the Fund invests.

The Fund's fiscal year proved to be one of the most difficult investing environments yet. As the U.S. officially entered a recession in March 2001, investors faced an overwhelming stream of poor earnings news, unfavorable economic indicators, falling consumer confidence and massive layoffs. All these were exacerbated by the events of September 11. The current recession ended an unprecedented 10-year expansion in U.S. economic growth that started in the early 1990s.

In an attempt to jump start the economy and limit the impact of the recession, the Federal Reserve Board cut short-term interest rates 10 times, from January 2001 to November 2001, for a total of four percentage points to 2.0%, the lowest rate in almost 40 years. Fed officials also left the door open for additional cuts to be made if necessary.(1) The last two months of the period, October and November 2001, saw the equity markets rebound and gain back most of the losses sustained in mid September.

In this market environment,we shifted the Fund's focus to a more defensive posture than it held at the beginning of the reporting period.This enabled us to focus on companies, mainly in the healthcare and consumer discretionary sectors,which produced steady, consistent earnings.We continued to adhere to our strategy of seeking companies that we believe can sustain above-average earnings and revenue growth over the long term.Our approach seeks to identify companies with solid management, strong cash flows and sales, and outstanding research and development capabilities to support product innovation.

To gain a place in our portfolio, a stock must survive a rigorous screening process that begins with extensive research by one of our analysts.Then, the analyst must convince our management team to buy the stock--no easy task, given that our team has over 90 years of combined portfolio experience. For each stock,we must have confidence in the company's management.To that end,we personally meet with the management of each company in which we invest.

Information technology and healthcare were among the largest sector weightings in the portfolio during the Fund's fiscal year. Though overall most sectors performed poorly, with the exception of consumer cyclicals and financials, there were pockets of strength among stock picks, in particular Johnson & Johnson and Microsoft Corp., both provided strong contributions to the Fund's overall performance. Microsoft made progress on settlements pending from its anti-trust lawsuit and introduced numerous new products including Windows XP and the XBox. Johnson & Johnson is what we consider a recession-proof company as it produces many of the necessities we use on a day-to-day basis.

On the downside, energy stocks,which did well in 2000, coincident with the prices of oil and gas, were seriously down, with Schlumberger Ltd. among the Fund's poorest performers.Telecom services were also among the hardest hit areas as a result of poor profits in a weakened economy and concerns about slow growth in technology.

The market is still struggling with the difficult economic environment that existed over the past few months as well as the events of September 11.We believe,however, that we're closer to the bottom of declining earnings expectations. There's modest good news in fundamentals for select technology companies, but we do not know if it is seasonable or sustainable. In response, the portfolio continues to maintain its defensive posture. In aggregate,we expect earnings growth from our portfolio companies at a rate above the growth earnings for the broad market, with a valuation at only a modest premium to the market.We continue to search for quality companies with above-average growth rates and attractive valuations.






1. In December 2001, the Fed made its 11th cut, which lowered short-term rates to 1.75%.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE AND RETURN OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

2 Oppenheimer Select Managers Jennison Growth Fund

OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

Although still new to the OppenheimerFunds family, our team has over 30 years of experience in growth investing. That experience, plus our in-depth knowledge of companies and industries, should serve shareholders well during the market's ups and downs over time.Exceptional insight and ability, plus a proven track record, are what we bring to OppenheimerFunds' legacy of investment excellence, and that's what makes Oppenheimer Select Managers Jennison Growth Fund an important part of The Right Way to Invest.



3 Oppenheimer Select Managers Jennison Growth Fund

FUND PERFORMANCE

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until November 30, 2001.Performance is measured from the inception of each Class. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestment of all dividends and capital gains distributions.

Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes.The Fund's performance reflects the effects of Fund business and operating expenses.While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Jennison Growth Fund (Class A) and the S&P 500


               Oppenheimer
               Select
               Managers
               Jennison
               Growth
               Fund             S&P 500

02/16/01       9,425            10,000
02/28/01       8,954            10,000
05/31/01       9,105            10,162
08/31/01       7,757             9,203
11/30/01       8,068             9,283

CUMULATIVE TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -19.32%


CLASS A, B, C, N & Y index performance information begins on 2/28/01.


4 Oppenheimer Select Managers Jennison Growth Fund

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Jennison Growth (Class B) and the S&P 500

               Oppenheimer
               Select
               Managers
               Jennison
               Growth
               Fund             S&P 500

02/16/01       10,000           10,000
02/28/01        9,490           10,000
05/31/01        9,630           10,162
08/31/01        8,180            9,203
11/30/01        8,075            9,283


CUMULATIVE TOTAL RETURN OF CLASS B SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -19.25%


CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Jennison Growth (Class C) and the S&P 500

               Oppenheimer
               Select
               Managers
               Jennison
               Growth
               Fund             S&P 500

02/16/01       10,000       10,000
02/28/01       9,490        10,000
05/31/01       9,630        10,162
08/31/01       8,180         9,203
11/30/01       8,405         9,283

CUMULATIVE TOTAL RETURN OF CLASS C SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -15.95%


5 Oppenheimer Select Managers Jennison Growth Fund

FUND PERFORMANCE Continued

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Jennison Growth (Class N) and the S&P 500

               Oppenheimer
               Select
               Managers
               Jennison
               Growth
               Fund             S&P 500

03/01/01       10,000           10,000
05/31/01       10,201           10,162
08/31/01        8,677            9,203
11/30/01        8,926            9,283

CUMULATIVE TOTAL RETURN OF CLASS N SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -10.74%


CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Select Managers Jennison Growth (Class Y) and the S&P 500

               Oppenheimer
               Select
               Managers
               Jennison
               Growth
               Fund             S&P 500
02/16/01       10,000           10,000
02/28/01        9,500           10,000
05/31/01        9,670           10,162
08/31/01        8,230            9,203
11/30/01        8,570            9,283

CUMULATIVE TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 11/30/01
SINCE INCEPTION         -14.30%




CLASS A, B, C, N & Y index performance information begins on 2/28/01.

6 Oppenheimer Select Managers Jennison Growth Fund


STATEMENT OF INVESTMENTS     NOVEMBER 30, 2001


                                                                                                                MARKET VALUE
                                                                                            SHARES              SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Common Stocks - 95.9%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 7.1%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.3%
-------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                         700               $ 32,515
-------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                        600                 56,328
                                                                                                        -----------------
                                                                                                                  88,843
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.3%
-------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                        4,200                161,700
-------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 3.5%
-------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                                          500                 57,290
-------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                     3,200                188,160
                                                                                                        -----------------
                                                                                                                 245,450
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 2.9%
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-WIRELESS - 2.9%
-------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.                                          (1)                   1,600                 22,352
-------------------------------------------------------------------------------------------------------------------------
Sprint Corp. (PCS Group)                                              (1)                   3,000                 74,850
-------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc, Sponsored ADR                                                           4,000                101,360
                                                                                                        -----------------
                                                                                                                 198,562
-------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 16.2%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES - 2.5%
-------------------------------------------------------------------------------------------------------------------------
eBay, Inc.                                                            (1)                     500                 34,035
-------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                         1,600                137,376
                                                                                                        -----------------
                                                                                                                 171,411
-------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.6%
-------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                       1,000                 52,580
-------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                         1,500                 56,430
                                                                                                        -----------------
                                                                                                                 109,010
-------------------------------------------------------------------------------------------------------------------------
MEDIA - 2.1%
-------------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.                                                 (1)                   2,500                 87,250
-------------------------------------------------------------------------------------------------------------------------
New York Times Co., Cl. A                                                                   1,200                 54,540
                                                                                                        -----------------
                                                                                                                 141,790
-------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 4.7%
-------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.                                                          (1)                   2,600                176,410
-------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                       2,700                148,905
                                                                                                        -----------------
                                                                                                                 325,315
-------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 5.3%
-------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.                                               (1)                   1,300                 42,211
-------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.                                             (1)                     900                 40,500
-------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                            3,600                167,976
-------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                             800                 36,248
-------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                               2,700                 77,760
                                                                                                        -----------------
                                                                                                                 364,695
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 8.7%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 2.7%
-------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                               3,900                189,657




7  Oppenheimer Select Managers Jennison Growth Fund


STATEMENT OF INVESTMENTS     CONTINUED

                                                                                                              MARKET VALUE
                                                                                            SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Cl. A                                 (1)                   1,600             $   56,976
-------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 4.4%
-------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                            (1)                   9,500                124,925
-------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                   (1)                   4,100                178,965
                                                                                                        -----------------
                                                                                                                 303,890
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                1,600                 52,320
-------------------------------------------------------------------------------------------------------------------------
ENERGY - 3.3%
-------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 3.3%
-------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                             3,800                 81,434
-------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                           3,000                144,030
                                                                                                        -----------------
                                                                                                                 225,464
-------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 18.0%
-------------------------------------------------------------------------------------------------------------------------
BANKS - 1.7%
-------------------------------------------------------------------------------------------------------------------------
Bank One Corp.                                                                              3,200                119,808
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 11.4%
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                             5,200                249,080
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                             1,200                106,680
-------------------------------------------------------------------------------------------------------------------------
Household International, Inc.                                                               3,200                188,768
-------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                  2,600                 83,824
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                   1,400                 70,126
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                            1,600                 88,800
                                                                                                        -----------------
                                                                                                                 787,278
-------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.9%
-------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                          2,700                222,480
-------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                       900                 53,280
-------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                        700                 65,086
                                                                                                        -----------------
                                                                                                                 340,846
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 19.3%
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 17.7%
-------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                         2,400                132,000
-------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                                2,700                162,270
-------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                                                           (1)                   2,400                159,432
-------------------------------------------------------------------------------------------------------------------------
Aventis SA, Sponsored ADR                                                                   1,100                 76,461
-------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                                                       (1)                   2,100                120,645
-------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                           3,000                174,750
-------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                4,700                203,557
-------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                                             2,900                128,760
-------------------------------------------------------------------------------------------------------------------------
Sepracor, Inc.                                                        (1)                   1,400                 69,860
                                                                                                        -----------------
                                                                                                               1,227,735
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 1.6%
-------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                  2,100                109,200



8  Oppenheimer Select Managers Jennison Growth Fund

STATEMENT OF INVESTMENTS     CONTINUED
                                                                                                              MARKET VALUE
                                                                                         SHARES               SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Technology - 20.4%
-------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 6.3%
-------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                                                   (1)                   5,000             $  139,650
-------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                         1,200                 26,388
-------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                       1,700                196,503
-------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.                                                (1)                   5,000                 71,200
                                                                                                        -----------------
                                                                                                                 433,741
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 4.1%
-------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                       (1)                   3,500                224,735
-------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                          (1)                   4,000                 56,120
-------------------------------------------------------------------------------------------------------------------------
SAP AG (Systeme, Anwendungen, Produkte in der
Datenverarbeitung), Sponsored ADR                                                             200                  6,206
                                                                                                        -----------------
                                                                                                                 287,061
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 3.3%
-------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                   (1)                   5,900                120,596
-------------------------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR, A Shares                                                        4,600                105,846
                                                                                                        -----------------
                                                                                                                 226,442
-------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 6.7%
-------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                               (1)                   1,000                 39,740
-------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                 5,800                189,428
-------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                      (1)                     800                 40,184
-------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                                                (1)                     900                 34,263
-------------------------------------------------------------------------------------------------------------------------
STMicroelectronics NV, NY Registered Shares                                                   700                 23,555
-------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                     4,300                137,815
                                                                                                        -----------------
                                                                                                                 464,985
                                                                                                        -----------------
Total Common Stocks (Cost $6,686,790)                                                                          6,632,179

-------------------------------------------------------------------------------------------------------------------------
OTHER SECURITIES - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Nasdaq-100 Unit Investment Trust (Cost $31,651)                       (1)                     800                 31,720

                                                                                         PRINCIPAL
                                                                                         AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 4.1%
-------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 2.08%, dated 11/30/01, to be repurchased at $281,049 on 12/3/01,
collateralized by U.S. Treasury Nts., 5.50%--7%, 12/31/01--7/15/06,
with a value of $179,425 and U.S. Treasury Bills, 2/28/02, with a
value of $107,264 (Cost $281,000)                                                        $281,000                281,000

-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $6,999,441)                                               100.4%             6,944,899
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (0.4)               (27,195)
                                                                                   ---------------    -------------------
NET ASSETS                                                                                 100.0%             $6,917,704
                                                                                   ===============    ===================


1.  Non-income-producing security.

See accompanying Notes to Financial Statements.





9  Oppenheimer Select Managers Jennison Growth Fund



STATEMENT OF ASSETS AND LIABILITIES                      NOVEMBER 30, 2001



-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $6,999,441) - see accompanying statement                                              $6,944,899
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                   1,392
-----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                      44,884
Shares of beneficial interest sold                                                                                    17,185
Interest and dividends                                                                                                 4,552
Other                                                                                                                  2,225
                                                                                                         --------------------
Total assets                                                                                                       7,015,137

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Investments purchased                                                                                                 87,530
Legal, auditing and other professional fees                                                                            3,491
Transfer and shareholder servicing agent fees                                                                          2,322
Distribution and service plan fees                                                                                       692
Trustees' compensation                                                                                                   469
Shareholder reports                                                                                                      227
Shares of beneficial interest redeemed                                                                                    77
Other                                                                                                                  2,625
                                                                                                         --------------------
Total liabilities                                                                                                     97,433

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                        $6,917,704
                                                                                                         ====================

-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                   $7,631,115
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                                                     (658,869)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                                            (54,542)
                                                                                                         --------------------
NET ASSETS                                                                                                        $6,917,704
                                                                                                         ====================





10  Oppenheimer Select Managers Jennison Growth Fund


STATEMENT OF ASSETS AND LIABILITIES      CONTINUED                NOVEMBER 30, 2001

-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$5,234,352 and 611,632 shares of beneficial interest outstanding)                                                      $8.56
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                            $9.08

-----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $353,585
and 41,608 shares of beneficial interest outstanding)                                                                  $8.50

-----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $967,829
and 113,935 shares of beneficial interest outstanding)                                                                 $8.49

-----------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $361,081
and 42,361 shares of beneficial interest outstanding)                                                                  $8.52

-----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $857 and 100 shares of beneficial interest outstanding)                                                  $8.57

See accompanying Notes to Financial Statements.



11  Oppenheimer Select Managers Jennison Growth Fund


STATEMENT OF OPERATIONS FOR THE PERIOD FROM FEBRUARY 16, 2001 (INCEPTION OF OFFERING) TO NOVEMBER 30, 2001

-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $216)                                                                 $29,999
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                               8,931
                                                                                                         --------------------
Total income                                                                                                          38,930

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                       39,198
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                  518
Class B                                                                                                                1,736
Class C                                                                                                                1,803
Class N                                                                                                                  456
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                1,940
Class B                                                                                                                  118
Class C                                                                                                                  174
Class N                                                                                                                   90
Class Y                                                                                                                3,946
-----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                            7,581
-----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                 2,873
-----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                    2,538
-----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                           1,972
-----------------------------------------------------------------------------------------------------------------------------
Insurance expenses                                                                                                       433
-----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                               54
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                  2,788
                                                                                                         --------------------
Total expenses                                                                                                        68,218
Less voluntary reimbursement of expenses                                                                              (1,276)
Less voluntary waiver of transfer and shareholder servicing agent fees-Class Y                                        (3,946)
                                                                                                         --------------------
Net expenses                                                                                                          62,996

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                  (24,066)

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                             (658,869)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                                                  (54,542)
                                                                                                         --------------------
Net realized and unrealized gain (loss)                                                                             (713,411)

-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                               ($737,477)
                                                                                                         ====================


See accompanying Notes to Financial Statements.




12  Oppenheimer Select Managers Jennison Growth Fund


STATEMENT OF CHANGES IN ASSETS
                                                                                                                PERIOD ENDED
                                                                                                                NOVEMBER 30, 2001(1)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                                                        ($24,066)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                            (658,869)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                                 (54,542)
                                                                                                         --------------------
Net increase (decrease) in net assets resulting from operations                                                     (737,477)

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                                                            5,943,697
Class B                                                                                                              372,738
Class C                                                                                                              952,832
Class N                                                                                                              368,914
Class Y                                                                                                                   --

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                     6,900,704
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                   17,000 (2)
                                                                                                         --------------------
End of period                                                                                                     $6,917,704
                                                                                                         ====================


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Reflects the value of the Manager's initial seed money investment at December 22, 2000.

See accompanying Notes to Financial Statements.



13  Oppenheimer Select Managers Jennison Growth Fund


FINANCIAL HIGHLIGHTS


                                                                  CLASS A                CLASS B                CLASS C
                                                                  --------------------   -------------------    -------------------
                                                                  PERIOD ENDED           PERIOD ENDED           PERIOD ENDED
                                                                  NOVEMBER 30, 2001(1)   NOVEMBER 30, 2001(1)   NOVEMBER 30, 2001(1)
-------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                                  $10.00                $10.00                 $10.00
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                     (.03)                 (.06)                  (.02)
Net realized and unrealized gain (loss)                                (1.41)                (1.44)                 (1.49)
                                                         ----------------------------------------------------------------------
Total income (loss) from investment operations                         (1.44)                (1.50)                 (1.51)
-----------------------------------------------------------------------------   -------------------    -------------------
Net asset value, end of period                                         $8.56                 $8.50                  $8.49
                                                         ====================   ===================    ===================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                   (14.40)%              (15.00)%               (15.10)%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                              $5,234                  $354                   $968
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $4,683                  $221                   $232
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                                    (0.50)%               (1.37)%                (1.31)%
Expenses                                                               1.44%                 2.45%                  2.46%
Expenses, net of voluntary reimbursement of expenses                     N/A                 2.24%                  2.10%
Expenses, net of voluntary waiver of transfer agent fees                 N/A                   N/A                    N/A
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  56%                   56%                    56%


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.



14  Oppenheimer Select Managers Jennison Growth Fund


FINANCIAL HIGHLIGHTS

                                                                           CLASS N                CLASS Y
                                                                           --------------------   --------------------
                                                                           PERIOD ENDED           PERIOD ENDED
                                                                           NOVEMBER 30, 2001(1)   NOVEMBER 30, 2001(2)
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                                           $9.45                 $10.00
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                             (.02)                  (.03)
Net realized and unrealized gain (loss)                                         (.91)                 (1.40)
                                                                 -------------------------------------------
Total income (loss) from investment operations                                  (.93)                 (1.43)
-------------------------------------------------------------------------------------   --------------------
Net asset value, end of period                                                 $8.52                  $8.57
                                                                 ====================   ====================
------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                                            (9.84)%               (14.30)%
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                        $361                     $1
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                               $122                     $1
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                                            (0.90)%                (0.38)%
Expenses                                                                       1.98%                501.48%
Expenses, net of voluntary reimbursement of expenses                           1.71%                501.35%
Expenses, net of voluntary waiver of transfer agent fees-Class Y                 N/A                  1.25%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          56%                    56%

1.  For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.




15  Oppenheimer Select Managers Jennison Growth Fund

NOTES TO FINANCIAL STATEMENTS



1.   SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Select Managers Jennison Growth Fund (the Fund), a series of Oppenheimer Select Managers, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Jennison Associates LLC (the Sub-Advisor).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

REPURCHASE AGREEMENTS The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.








16  Oppenheimer Select Managers Jennison Growth Fund

NOTES TO FINANCIAL STATEMENTS


1.  SIGNIFICANT ACCOUNTING POLICIES continued
As of November 30, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

EXPIRING
----------------------------------
2009            $         637,074

As of November 30, 2001, the Fund had approximately $22,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2010.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended November 30, 2001, amounts have been reclassified to reflect a decrease in paid-in capital of $24,066. Accumulated net investment loss was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

INVESTMENT INCOME Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SECURITY TRANSACTIONS Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

OTHER The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



17  Oppenheimer Select Managers Jennison Growth Fund

NOTES TO FINANCIAL STATEMENTS


2.   SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                     PERIOD ENDED NOVEMBER 30, 2001(1)
                                                     SHARES                 AMOUNT
---------------------------------------------------------------------------------------
CLASS A
Sold                                                 618,231                $6,011,437
Dividends and/or distributions reinvested                 --                       --
Redeemed                                              (7,999)                  (67,740)
                                            -----------------     ---------------------
Net increase (decrease)                              610,232                $5,943,697
                                            =================     =====================

---------------------------------------------------------------------------------------
CLASS B
Sold                                                  53,558                $  474,235
Dividends and/or distributions reinvested                 --                        --
Redeemed                                             (12,050)                 (101,497)
                                            -----------------     ---------------------
Net increase (decrease)                               41,508                $  372,738
                                            =================     =====================

---------------------------------------------------------------------------------------
CLASS C
Sold                                                 117,610                $  985,629
Dividends and/or distributions reinvested                 --                        --
Redeemed                                              (3,775)                  (32,797)
                                            -----------------     ---------------------
Net increase (decrease)                              113,835                $  952,832
                                            =================     =====================

---------------------------------------------------------------------------------------
CLASS N
Sold                                                  43,880                $  380,385
Dividends and/or distributions reinvested                 --                        --
Redeemed                                              (1,519)                  (11,471)
                                            -----------------     ---------------------
Net increase (decrease)                               42,361                $  368,914
                                            =================     =====================

---------------------------------------------------------------------------------------
CLASS Y
Sold                                                      --                $       --
Dividends and/or distributions reinvested                 --                        --
Redeemed                                                  --                        --
                                            -----------------     ---------------------
Net increase (decrease)                                   --                $       --
                                            =================     =====================


     (1) For the period from February 16, 2001 (inception of offering) to November 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to November 30, 2001, for Class N shares.

3.       PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended November 30, 2001, were $10,244,515 and $2,867,205, respectively.

As of November 30, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $6,999,441 was:

Gross unrealized appreciation                $    286,711
Gross unrealized depreciation                   (341,253)
                                             --------------
Net unrealized appreciation (depreciation)   $    (54,542)
                                             ==============

18  Oppenheimer Select Managers Jennison Growth Fund

NOTES TO FINANCIAL STATEMENTS

4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.95% of the first $300 million of average annual net assets of the Fund and 0.90% of average annual net assets in excess of $300 million. The Manager has voluntarily undertaken to assume certain Fund expenses. The Manager reserves the right to amend or terminate that expense assumption at any time. The Fund's management fee for the period ended November 30, 2001 was an annualized rate of 0.95%.

SUB-ADVISOR FEES The Manager has retained Jennison Associates LLC as the Sub-Advisor to provide the day-to-day portfolio management of the Fund. For the period ended November 30, 2001, the Manager paid $16,248 to the Sub-Advisor.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001 and for all other classes, 0.35% per annum, effective October 1, 2001. Additionally, OFS has voluntarily waived the minimum fee for the Fund for the fiscal year ended November 30, 2001. The voluntary expense limits and waiver may be amended or withdrawn at any time.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------
PERIOD ENDED       AGGREGATE     CLASS A           COMMISSIONS ON   COMMISSIONS ON    COMMISSIONS     COMMISSIONS ON
                   FRONT-END     FRONT-END SALES   CLASS A SHARES   CLASS B SHARES    ON CLASS C      CLASS N SHARES
                   SALES         CHARGES           ADVANCED BY      ADVANCED BY       SHARES          ADVANCED BY
                   CHARGES ON    RETAINED BY       DISTRIBUTOR(1)   DISTRIBUTOR(1)    ADVANCED BY     DISTRIBUTOR(1)
                   CLASS A       DISTRIBUTOR                                          DISTRIBUTOR(1)
                   SHARES
------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------
November 30, 2001  $16,679       $5,056            $1,254           $14,162           $7,323           $3,186
------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------

     (1) The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

------------------- ---------------------- ----------------------- ----------------------- ------------------------
PERIOD ENDED        CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     RETAINED BY DISTRIBUTOR
                    DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR
------------------- ---------------------- ----------------------- ----------------------- ------------------------
November 30, 2001   $--                    $1,313                  $--                     $--
------------------- ---------------------- ----------------------- ----------------------- ------------------------




19  Oppenheimer Select Managers Jennison Growth Fund

NOTES TO FINANCIAL STATEMENTS

4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES continued
The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the period ended November 30, 2001, payments under the Class A plan totaled $518 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $7 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


20  Oppenheimer Select Managers Jennison Growth Fund

NOTES TO FINANCIAL STATEMENTS


4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES continued
--------------------------------------------------------------------------------
DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE PERIOD ENDED NOVEMBER 30, 2001, WERE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                    DISTRIBUTOR'S AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS B PLAN        $1,736             $1,553          $19,415                      5.49%
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS C PLAN         1,803              1,636            8,660                      0.89
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS N PLAN           456                395           10,955                      3.03
------------------- ------------------ --------------- ---------------------------- -----------------------

5.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. Effective November 13, 2001, the Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.




21  Oppenheimer Select Managers Jennison Growth Fund

INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders of Oppenheimer Select Managers Jennison Growth Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Select Managers Jennison Growth Fund, which is a series of Oppenheimer Select Managers, including the statement of investments, as of November 30, 2001, and the related statement of operations for the period then ended, the statement of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Select Managers Jennison Growth Fund as of November 30, 2001, the results of its operations for the period then ended, the change in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

Denver, Colorado
December 14, 2001

22  Oppenheimer Select Managers Jennison Growth Fund

[Inside Front Cover]

FEDERAL INCOME TAX INFORMATION   UNAUDITED



In early 2002, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.




23  Oppenheimer Select Managers Jennison Growth Fund

[Back Cover]


OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS CAPITAL FUND JENNISON GROWTH FUND A Series of Oppenheimer Select Managers

OFFICERS AND TRUSTEES           James C.Swain, Chairman of the Board of Trustees
                                John V.Murphy, Trustee and President
                                William L.Armstrong, Trustee
                                Robert G.Avis, Trustee
                                George C.Bowen, Trustee
                                Edward L.Cameron, Trustee
                                Jon S. Fossel, Trustee
                                Sam Freedman, Trustee
                                C.Howard Kast, Trustee
                                Robert M. Kirchner, Trustee
                                F. William Marshall, Jr., Trustee
                                Robert G.Zack, Vice President & Secretary
                                Brian W. Wixted, Treasurer
                                Robert J. Bishop, Assistant Treasurer
                                Scott T. Farrar, Assistant Treasurer
                                Katherine P. Feld, Assistant Secretary
                                Kathleen T. Ives, Assistant Secretary
                                Denis R. Molleur, Assistant Secretary

INVESTMENT ADVISOR              OppenheimerFunds, Inc.

SUB-ADVISOR                     Jennison Associates LLC

DISTRIBUTOR                     OppenheimerFunds Distributor, Inc.

TRANSFER AND SHAREHOLDER        OppenheimerFunds Services
SERVICING AGENT

CUSTODIAN OF                    The Bank of New York
PORTFOLIO SECURITIES

INDEPENDENT AUDITORS            Deloitte & Touche LLP

LEGAL COUNSEL                   Myer, Swanson, Adams & Wolf, P. C.

OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018

(C)Copyright 2002 OppenheimerFunds, Inc.All rights reserved.



RA0520.001.1130 January 29, 2002